Investments	12 Months Ended
Dec. 31, 2022
Investments Debt And Equity Securities [Abstract]
Investments

NOTE 9. INVESTMENTS

Dominion Energy

Equity and Debt Securities

Short-Term Deposit

In May 2022, Dominion Energy entered into an agreement with a financial institution and committed to make a short-term deposit of at least $1.6 billion but not more than $2.0 billion to be posted as collateral to secure its $1.6 billion redemption obligation of the Series A Preferred Stock as described in Note 19. In May 2022, Dominion Energy funded the short-term deposit in the amount of $2.0 billion, which earned interest income at an annual rate of 1.75% through its maturity in September 2022.

Rabbi Trust Securities

Equity and fixed income securities and cash equivalents in Dominion Energy’s rabbi trusts and classified as trading totaled $111 million and $122 million at December 31, 2022 and 2021, respectively.

Decommissioning Trust Securities

The Companies hold equity and fixed income securities and cash equivalents, and Dominion Energy also holds insurance contracts, in nuclear decommissioning trust funds to fund future decommissioning costs for its nuclear plants. The Companies' decommissioning trust funds are summarized below:

		Dominion Energy					Virginia Power
	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Allowance for Credit Losses	Fair Value	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Allowance for Credit Losses	Fair Value
(millions)
December 31, 2022
Equity securities:(1)
U.S.	$1,378	$2,501	$(46)			$3,833	$858	$1,304	$(35)			$2,127
Fixed income securities:(2)
Corporate debt instruments	640	1	(65)		$—	576	406	1	(47)		$—	360
Government securities	1,252	4	(70)		—	1,186	664	2	(35)		—	631
Common/ collective trust funds	98	—	—		—	98	61	—	—		—	61
Insurance contracts	221	—	—			221
Cash equivalents and other(3)	43	—	—		—	43	23	—	—		—	23
Total	$3,632	$2,506	$(181)	(4)	$—	$5,957	$2,012	$1,307	$(117)	(4)	$—	$3,202
December 31, 2021
Equity securities:(1)
U.S.	$1,567	$3,734	$(13)			$5,288	$841	$1,720	$(11)			$2,550
Fixed income securities:(2)
Corporate debt instruments	854	32	(5)		$—	881	517	17	(3)		$—	531
Government securities	1,382	43	(7)		—	1,418	584	16	(2)		—	598
Common/ collective trust funds	168	4	—		—	172	53	—	—		—	53
Insurance contracts	255	—	—			255
Cash equivalents and other(3)	9	2	(75)		—	(64)	2	—	—		—	2
Total	$4,235	$3,815	$(100)	(4)	$—	$7,950	$1,997	$1,753	$(16)	(4)	$—	$3,734

(1)
Unrealized gains and losses on equity securities are included in other income and the nuclear decommissioning trust regulatory liability as discussed in Note 2.
(2)
Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability as discussed in Note 2. Changes in allowance for credit losses are included in other income.
(3)
Dominion Energy includes pending sales of securities of $42 million and pending purchases of securities of $35 million at December 31, 2022 and 2021, respectively. Virginia Power includes pending sales of securities of $24 million and $5 million at December 31, 2022 and 2021, respectively.
(4)
Dominion Energy's fair value of securities in an unrealized loss position was $1.6 billion and $883 million at December 31, 2022 and 2021, respectively. Virginia Power's fair value of securities in an unrealized loss position was $946 million and $425 million at December 31, 2022 and 2021, respectively.

The portion of unrealized gains and losses that relates to equity securities held within Dominion Energy and Virginia Power's nuclear decommissioning trusts is summarized below:

	Dominion Energy			Virginia Power
Year Ended December 31,	2022	2021	2020	2022	2021	2020
(millions)
Net gains (losses) recognized during the period	$(848)	$1,072	$512	$(436)	$552	$224
Less: Net (gains) losses recognized during the period on securities sold during the period	8	(346)	(16)	(7)	(190)	(6)
Unrealized gains (losses) recognized during the period on securities still held at period end(1)	$(840)	$726	$496	$(443)	$362	$218
(1)
Included in other income and the nuclear decommissioning trust regulatory liability as discussed in Note 2.

The fair value of Dominion Energy and Virginia Power's fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds at December 31, 2022 by contractual maturity is as follows:

	Dominion Energy	Virginia Power
(millions)
Due in one year or less	$146	$80
Due after one year through five years	511	280
Due after five years through ten years	442	279
Due after ten years	761	413
Total	$1,860	$1,052

Presented below is selected information regarding Dominion Energy and Virginia Power's equity and fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds.

	Dominion Energy			Virginia Power
Year Ended December 31,	2022	2021	2020	2022	2021	2020
(millions)
Proceeds from sales	$3,282	$3,985	$4,278	$1,538	$1,791	$884
Realized gains(1)	143	441	340	48	228	88
Realized losses(1)	296	91	297	107	35	68
(1)
Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability as discussed in Note 2.

EQUITY METHOD INVESTMENTS

Investments that Dominion Energy accounts for under the equity method of accounting are as follows:

			Investment
Company	Ownership%		Balance				Description
As of December 31,			2022		2021
(millions)
Cove Point	50%		$2,673	(3)	$2,738	(3)	LNG import/export and storage facility
Atlantic Coast Pipeline	53%		—	(4)	—	(4)	Gas transmission system
Wrangler	15%	(2)	—		68		Nonregulated retail energy marketing
Align RNG(1)	50%		103		74		Renewable natural gas
Dominion Privatization	50%		176		—		Military electric and gas
Other	various		60	(5)	52	(5)
Total			$3,012		$2,932

(1)
Dominion Energy’s unfunded commitment to be made to Align RNG by the end of 2022 was $8 million at December 31, 2021. The commitment was fully paid in January 2022.
(2)
Dominion Energy’s sold its remaining 15% ownership interest in March 2022, following a previous sale of 5% of its ownership interest in 2021. See discussion below.
(3)
Presented in noncurrent assets held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022 and 2021.
(4)
Dominion Energy’s Consolidated Balance Sheets include a liability associated with its investment in Atlantic Coast Pipeline of $114 million and $113 million at December 31, 2022 and 2021, respectively, presented in other current liabilities. See discussion below for additional information.
(5)
Includes balances presented in noncurrent assets held for sale in Dominion Energy's Consolidated Balance Sheets of $43 million and $32 million as of December 31, 2022 and 2021, respectively.

Dominion Energy recorded equity earnings (losses) on its investments of $21 million, $15 million and $(1) million for the years ended December 31, 2022, 2021 and 2020, respectively, in other income (expense) in its Consolidated Statements of Income. In addition, Dominion Energy recorded equity earnings (losses) of $271 million, $244 million and $(2.3) billion for the years ended December 31, 2022, 2021 and 2020, respectively, in discontinued operations including amounts related to its investments in Cove Point and Atlantic Coast Pipeline discussed below. Dominion Energy received distributions from these investments of $355 million, $332 million and $167 million for the years ended December 31, 2022, 2021 and 2020, respectively. As of December 31, 2022 and 2021, the net difference between the carrying amount of Dominion Energy’s investments and its share of underlying equity in net assets was $223 million and $244 million, respectively. At December 31, 2022, these differences are comprised of $9 million of equity method goodwill that is not being amortized, $215 million basis difference from Dominion Energy’s investment in Cove Point, which is being amortized over the useful lives of the underlying assets and a net $(1) million basis difference primarily attributable to capitalized interest. At December 31, 2021, these differences are comprised of $27 million of equity method goodwill that is not being amortized, $221 million basis difference from Dominion Energy’s investment in Cove Point, which is being amortized over the useful lives of the underlying assets and a net $(4) million basis difference primarily attributable to an unfunded commitment made to Align RNG.

Cove Point

In November 2020, in conjunction with the GT&S Transaction, Dominion Energy sold 100% of its general partner interest and 25% of the total limited partner interest in Cove Point. Dominion Energy retained a 50% noncontrolling limited partnership interest in Cove Point which is accounted for as an equity method investment as Dominion Energy has the ability to exercise significant influence over, but not control, Cove Point. See Note 3 for further information regarding the GT&S Transaction.

Income before income taxes recorded for 100% of Cove Point for the years ended December 31, 2022, 2021 and 2020 was $574 million, $528 million and $511 million, respectively. For the periods prior to closing of the GT&S Transaction, earnings attributable to Dominion Energy are presented in discontinued operations. Subsequent to the closing of the GT&S Transaction, earnings attributable to Dominion Energy are considered earnings on equity method investees. In 2020, earnings attributable to Dominion Energy of $40 million are considered earnings on equity method investees.

Dominion Energy recorded distributions from Cove Point of $344 million, $300 million and $70 million for the years ended December 31, 2022, 2021 and 2020 (after the date of disposal), respectively. Dominion Energy made no contributions to Cove Point for the years ended December 31, 2022, 2021 or 2020 (after the date of disposal).

In July 2023, Dominion Energy entered into an agreement to sell its 50% noncontrolling limited partnership interest in Cove Point to BHE for cash consideration of $3.3 billion which closed in September 2023 after all customary closing and regulatory conditions were satisfied, including clearance under the Hart-Scott-Rodino Act and approval from the DOE. The sale is treated as an asset sale for tax purposes. In addition, Dominion Energy received proceeds of $199 million from the settlement of related interest rate derivatives. In connection with closing, Dominion Energy utilized proceeds, as required, to repay DECP Holding's term loan secured by its noncontrolling interest in Cove Point, which had an outstanding balance of $2.2 billion, and $750 million of outstanding borrowings under Dominion Energy’s two $600 million 364-day term loan facilities entered in July 2023.

In September 2023, as a result of Dominion Energy entering agreements for the East Ohio, PSNC and Questar Gas Transactions, Dominion Energy’s 50% noncontrolling limited partnership interest in Cove Point also met the requirements to be presented as discontinued operations and held for sale as both disposition activities were executed in connection with Dominion Energy’s comprehensive business review announced in November 2022. In addition, interest expense associated with DECP Holding's term loan secured by its noncontrolling interest in Cove Point and related interest rate derivatives have been classified as discontinued operations. As a result, the previously reported amounts have been recast to reflect this presentation.

Amounts presented in discontinued operations within Dominion Energy's Consolidated Statements of Income for the years ended December 31, 2022, 2021 and 2020 also include $277 million, $259 million and $40 million, respectively, for earnings on equity method investees and $(160) million and $12 million of interest expense (benefit) for the years ended December 31, 2022 and 2021, respectively. In addition, amounts presented in discontinued operations include $92 million, $60 million and $8 million, respectively, of income tax expense.

All activity relating to Dominion Energy’s noncontrolling interest in Cove Point is recorded, following the segment change discussed in Note 1, within the Corporate and Other segment. See Note 3 for further information regarding the GT&S Transaction.

Atlantic Coast Pipeline

In September 2014, Dominion Energy, along with Duke Energy and Southern, announced the formation of Atlantic Coast Pipeline for the purpose of constructing an approximately 600-mile natural gas pipeline running from West Virginia through Virginia to North Carolina. Subsidiaries and affiliates of Dominion Energy, Duke Energy and Southern had planned to be customers of the pipeline under 20-year contracts.

In March 2020, Dominion Energy completed the acquisition from Southern of its 5% membership interest in Atlantic Coast Pipeline and its 100% ownership interest in Pivotal LNG, Inc., for $184 million in aggregate, subject to certain purchase price adjustments. Pivotal LNG, Inc. includes a 50% noncontrolling interest in JAX LNG. Following completion of the acquisition, Dominion Energy owns a 53% noncontrolling membership interest in Atlantic Coast Pipeline with Duke Energy owning the remaining interest.

Atlantic Coast Pipeline continues to be accounted for as an equity method investment as the power to direct the activities most significant to Atlantic Coast Pipeline is shared with Duke Energy. As a result, Dominion Energy has the ability to exercise significant influence, but not control, over the investee.

The Atlantic Coast Pipeline Project had been the subject of challenges in federal courts including, among others, challenges of the Atlantic Coast Pipeline Project’s biological opinion and incidental take statement, permits providing right of way crossings of certain federal lands, the U.S. Army Corps of Engineers 404 permit, the air permit for a compressor station at Buckingham, Virginia, and the FERC order approving the CPCN. Each of these challenges alleged non-compliance on the part of federal and state permitting authorities and adverse ecological consequences if the Atlantic Coast Pipeline Project was permitted to proceed. Since December 2018, notable developments in these challenges included a stay in December 2018 issued by the U.S. Court of Appeals for the Fourth Circuit and the same court’s July 2019 vacatur of the biological opinion and incidental take statement (which stay and subsequent vacatur halted most project construction activity), the U.S. Court of Appeals for the Fourth Circuit decisions vacating the permits to cross certain federal forests and the air permit for a compressor station at Buckingham, Virginia, the U.S. Court of Appeals for the Fourth Circuit’s remand to the U.S. Army Corps of Engineers of Atlantic Coast Pipeline’s Huntington District 404 verification and the U.S. Court of Appeals for the Fourth Circuit’s remand to the National Park Service of Atlantic Coast Pipeline’s Blue Ridge Parkway right-of-way. In June 2019, the Solicitor General of the U.S. and Atlantic Coast Pipeline filed petitions requesting that the Supreme Court of the U.S. hear the case regarding the Appalachian Trail crossing and in June 2020, the Supreme Court of the U.S. ruled in favor of the Atlantic Coast Pipeline, reversing the lower court’s decision and remanding the case back to the U.S. Court of Appeals for the Fourth Circuit.

The project also faced new and serious challenges from uncertainty related to NWP 12, specifically, from the decision of the U.S. District Court for the District of Montana in April 2020 vacating an NWP 12 issued by the U.S. Army Corps of Engineers, including among other things gas pipelines, followed by a U.S. Court of Appeals for the Ninth Circuit ruling in May 2020 denying a stay of that decision. In July 2020, the Supreme Court of the U.S. issued an order allowing other new oil and gas pipeline projects to use the NWP 12 process pending appeal to the U.S. Court of Appeals for the Ninth Circuit; however, that did not decrease the uncertainty associated with an eventual ruling. The Montana district court decision was viewed as likely to prompt similar challenges in other federal circuit courts related to permits issued under NWP 12, including for the Atlantic Coast Pipeline Project.

In July 2020, as a result of ongoing permitting delays, growing legal uncertainties and the need to incur significant capital expenditures to maintain project timing before such uncertainties could be resolved, Dominion Energy and Duke Energy announced the cancellation of the Atlantic Coast Pipeline Project.

Dominion Energy recorded equity method losses of $2.3 billion ($1.8 billion after-tax) for the year ended December 31, 2020, as a result of the determination of the probable abandonment of the Atlantic Coast Pipeline Project in June 2020, and $7 million ($5 million after-tax) and $20 million ($14 million after-tax) for the years ended December 31, 2022 and 2021, respectively. In connection with Dominion Energy’s decision to sell substantially all of its gas transmission and storage operations, Dominion Energy has reflected the results of its equity method investment in Atlantic Coast Pipeline as discontinued operations in its Consolidated Statements of Income. As a result of its share of equity losses exceeding its investment, Dominion Energy’s Consolidated Balance Sheets at December 31, 2022 and 2021 include a liability of $114 million and $113 million, respectively, presented in other current liabilities and reflecting Dominion Energy’s obligations to Atlantic Coast Pipeline related to AROs.

In October 2017, Dominion Energy entered into a guarantee agreement to support a portion of Atlantic Coast Pipeline’s obligation under a $3.4 billion revolving credit facility with a stated maturity date of October 2021. In July 2020, the capacity of the revolving credit facility was reduced from $3.4 billion to $1.9 billion. In February 2021, Atlantic Coast Pipeline repaid the outstanding borrowed amounts and terminated its revolving credit facility. Concurrently, Dominion Energy’s related guarantee agreement to support its portion of the Atlantic Coast Pipeline’s borrowings was also terminated. In 2020, Dominion Energy recorded a $48 million adjustment related to this guarantee agreement, reflected within equity as a cumulative effect of a change in accounting principle upon adoption of a new credit loss standard in January 2020.

Dominion Energy recorded contributions of $3 million, $965 million and $107 million during the years ended December 31, 2022, 2021 and 2020, respectively, to Atlantic Coast Pipeline.

Dominion Energy expects to incur additional losses from Atlantic Coast Pipeline as it completes wind-down activities. While Dominion Energy is unable to precisely estimate the amounts to be incurred by Atlantic Coast Pipeline, the portion of such amounts attributable to Dominion Energy is not expected to be material to Dominion Energy’s results of operations, financial position or statement of cash flows.

DETI provided services to Atlantic Coast Pipeline which totaled $49 million during the year ended December 31, 2020 (prior to closing of the GT&S Transaction), included in discontinued operations in Dominion Energy’s Consolidated Statements of Income.

All activity relating to Atlantic Coast Pipeline is recorded within the Corporate and Other segment.

Fowler Ridge

In September 2020, Dominion Energy sold its 50% noncontrolling partnership interest in Fowler Ridge to BP and terminated an affiliate’s long-term power, capacity and renewable energy credit contract with Fowler Ridge for a net payment by Dominion Energy of $150 million. The $150 million payment was allocated between the contract termination and sale based on the relative fair value of each using an income approach. The fair value determinations for the payment allocations are considered Level 3 fair value measurements due to the use of significant judgmental and unobservable inputs, including the amount of future cash flows and discount rate reflecting risks inherent in the future cash flows and market prices. Dominion Energy recognized a loss of $221 million ($165 million after-tax) on the contract termination, included in impairment of assets and other charges in its Consolidated Statements of Income for the year ended December 31, 2020, reflected in the Corporate and Other segment.

All activity relating to Fowler Ridge, unless otherwise specified, is recorded within Contracted Energy.

Wrangler

In September 2019, Dominion Energy entered into an agreement to form Wrangler, a partnership with Interstate Gas Supply, Inc. Wrangler operated a nonregulated natural gas retail energy marketing business with Dominion Energy contributing its nonregulated retail energy marketing operations and Interstate Gas Supply, Inc. contributing cash. At December 31, 2021 Dominion Energy had a 15% noncontrolling ownership interest in Wrangler, which was accounted for as an equity method investment as Dominion Energy had the ability to exercise significant influence, but not control, over the investee.

After an initial contribution of assets to Wrangler in 2019 for which Dominion Energy received cash and a 20% noncontrolling ownership interest in Wrangler, Dominion Energy completed a second contribution in November 2020, consisting of certain nonregulated natural gas retail energy contracts for which Dominion Energy received $74 million in cash proceeds and retained a 20% noncontrolling ownership interest through its ownership interest in Wrangler in the contracts valued at $13 million using the market approach. This valuation is considered a Level 2 fair value measurement given that it is based on the agreed-upon sales price. In connection with the transaction, Dominion Energy recorded a gain of $64 million presented in losses (gains) on sales of assets, and an associated tax expense of $19 million, in the Consolidated Statements of Income for the year ended December 31, 2020.

The final contribution, consisting of Dominion Energy’s remaining nonregulated natural gas retail energy marketing operations, closed in December 2021 for which Dominion Energy received $127 million in cash proceeds and retained a 20% noncontrolling ownership interest in Wrangler with an initial fair value of $23 million estimated using the market approach. This valuation is considered a Level 2 fair value measurement given that it is based on the agreed-upon sales price. In connection with the transaction, Dominion Energy recorded a gain of $87 million, net of a $14 million write-off of goodwill, presented in losses (gains) on sales of assets, and an associated tax expense of $32 million, in the Consolidated Statements of Income for the year ended December 31, 2021.

Subsequently in December 2021, Dominion Energy sold 5% of its noncontrolling ownership interest in Wrangler to Interstate Gas Supply, Inc. for $33 million and recorded a gain of $10 million, presented in other income, and an associated tax expense of $3 million, in the Consolidated Statements of Income for the year ended December 31, 2021. In March 2022, Dominion Energy sold its remaining 15% noncontrolling partnership interest in Wrangler to Interstate Gas Supply, Inc. for cash consideration of $85 million. Dominion Energy recognized a gain of $11 million ($8 million after-tax), included in other income, in its Consolidated Statements of Income for the year ended December 31, 2022.

All activity relating to Wrangler is recorded within the Corporate and Other segment.

Dominion Privatization

In February 2022, Dominion Energy entered into an agreement to form Dominion Privatization, a partnership with Patriot. Dominion Privatization, through its wholly-owned subsidiaries, will maintain and operate electric and gas distribution infrastructure under service concession arrangements with certain U.S. military installations. Under the agreement, Dominion Energy would contribute its existing privatization operations, excluding contracts held by DESC, and Patriot would contribute cash.

The initial contribution, consisting of privatization operations in South Carolina, Texas and Pennsylvania, closed in March 2022 for which Dominion Energy received total consideration of $120 million, subject to customary closing adjustments, comprised of $60 million in cash proceeds and a 50% noncontrolling ownership interest in Dominion Privatization with an initial fair value of $60 million, estimated using the market approach. This is considered a Level 2 fair value measurement given that it is based on the agreed-upon sales price. In the first quarter of 2022, Dominion Energy recorded a gain of $23 million ($16 million after-tax), presented in losses (gains) on sales of assets in its Consolidated Statements of Income. Dominion Energy’s 50% noncontrolling ownership interest in Dominion Privatization is accounted for as an equity method investment as Dominion Energy has the ability to exercise significant influence, but not control, over the investee.

The second contribution, consisting of privatization operations in Virginia, closed in December 2022 for which Dominion Energy received total consideration of $215 million, subject to customary closing adjustments, comprised of $108 million in cash proceeds and retention of its 50% noncontrolling ownership interest valued at $107 million using the market approach. This is considered a Level 2 fair value measurement given that it is based on the agreed-upon sales price. In the fourth quarter of 2022, Dominion Energy recorded a gain of $133 million ($99 million after-tax), presented in losses (gains) on sales of assets in its Consolidated Statements of Income.

All activity related to Dominion Privatization is reflected within the Corporate and Other segment.